CONDENSED CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions		Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Intangible assets		$ 25,540	$ 24,693
Property, plant and equipment	[1]	200,122	194,932
Joint ventures and associates		23,264	23,415
Investments in securities		3,507	3,797
Deferred tax	[2]	8,575	12,426
Retirement benefits	[2]	14,973	8,471
Trade and other receivables		5,853	7,065
Derivative financial instruments	[3]	839	815
Non-current assets		282,674	275,614
Current assets
Inventories		36,087	25,258
Trade and other receivables		66,708	53,208
Derivative financial instruments	[3]	23,257	11,369
Cash and cash equivalents		38,970	36,970
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		165,022	126,805
Assets classified as held for sale	[2]	203	1,960
Current assets		165,224	128,765
Total assets		447,898	404,379
Non-current liabilities
Debt		77,220	80,868
Trade and other payables		3,829	2,075
Derivative financial instruments	[3]	3,238	887
Deferred tax	[2]	16,145	12,547
Retirement benefits	[2]	8,693	11,325
Decommissioning and other provisions		25,798	25,804
Non-current liabilities		134,922	133,506
Current liabilities
Debt		6,521	8,218
Trade and other payables		75,445	63,173
Derivative financial instruments	[3]	28,881	16,311
Income taxes payable		4,506	3,254
Decommissioning and other provisions		2,943	3,338
Current liabilities other than liabilities included in disposal groups classified as held for sale		118,295	94,294
Liabilities directly associated with assets classified as held for sale	[2]	382	1,253
Current liabilities		118,678	95,547
Total liabilities		253,600	229,053
Equity attributable to Shell plc shareholders		190,500	171,966
Non-controlling interest		3,799	3,360
Total equity		194,299	175,326
Total liabilities and equity		$ 447,898	$ 404,379

[1]	See Note 8 “Impairments and reversals of impairments”.
[2]	See Note 7 “Other notes to the unaudited Condensed Consolidated Interim Financial Statements”.
[3]	See Note 6 “Derivative financial instruments and debt excluding lease liabilities”.